Intangible Assets and Goodwill - Summary of the Goodwill Breakdown by CGU (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 14,775	€ 15,101
Ares [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	5,571	5,571
Coil [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	3,438	3,503
Nordics [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	2,309	2,570
Electromaps Or Software [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 3,457	€ 3,457